INCOME TAX - Other comprehensive income (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Amount before taxes
Remeasurement income related to defined benefit liability	$ (44,594)	$ 69,249	$ 7,444
Unrealized gain (loss) Investments in equity instruments measured at fair value through other comprehensive income (FVTOCI)	11,144	33,354	3,994
Gains due to asset revaluation
Unrealized gain (loss) Investments in debt instruments measured at fair value through other comprehensive income (FVTOCI)	114,287	(172,385)	(61,052)
Loss on net investment hedge in foreign operations	1,948,833	(1,833,087)	(1,207,052)
Exchange differences arising on translating the foreign operations	(4,963,913)	4,064,795	2,513,742
Unrealized (loss)/gain on investments in associates and joint ventures using equity method	(2,225)	(1,929)	2,913
Net	(2,936,468)	2,159,997	1,259,989
Deferred tax
Remeasurement income related to defined benefit liability	13,234	(25,090)	(1,791)
Unrealized gain (loss) Investments in equity instruments measured at fair value through other comprehensive income (FVTOCI)	(246)	(1,282)	48,153
Gains due to asset revaluation		(71)	(142)
Unrealized gain (loss) Investments in debt instruments measured at fair value through other comprehensive income (FVTOCI)	(21,023)	7,843	9,527
Loss on net investment hedge in foreign operations	(772,755)	746,232	493,346
Unrealized gains on investments in associates and joint ventures using equity method	2,223	(1,221)	(982)
Net	(778,567)	726,411	548,111
Net taxes
Remeasurement income related to defined benefit liability	(31,360)	44,159	5,653
Unrealized gain (loss) Investments in equity instruments measured at fair value through other comprehensive income (FVTOCI)	10,898	32,072	52,147
Gains due to asset revaluation		(71)	(142)
Unrealized gain (loss) Investments in debt instruments measured at fair value through other comprehensive income (FVTOCI)	93,264	(164,542)	(51,525)
Loss on net investment hedge in foreign operations	1,176,078	(1,086,855)	(713,706)
Exchange differences arising on translating the foreign operations	(4,963,913)	4,064,795	2,513,742
Unrealized gains on investments in associates and joint ventures using equity method	(2)	(3,150)	1,931
Other comprehensive income, attributable to the owners of the Parent Company, net of tax	$ (3,715,035)	$ 2,886,408	$ 1,808,100